The Gabelli Global Utility & Income Trust
Schedule of Investments — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 98.8%
ENERGY AND UTILITIES  — 54.8%
Alternative Energy  — 1.2%
Non U.S. Companies
750 Brookfield Renewable Corp., Cl. A ........ $ 24,495
5,500 Vestas Wind Systems A/S† .............. 121,432
U.S. Companies
31,250 NextEra Energy Partners LP ............. 863,125
7,500 Ormat Technologies Inc. ................ 577,050
400 SolarEdge Technologies Inc.† ............ 9,164
1,595,266
Diversified Industrial  — 2.8%
Non U.S. Companies
22,000 Bouygues SA .......................... 736,148
17,700 Jardine Matheson Holdings Ltd. ......... 691,362
U.S. Companies
250 Chart Industries Inc.† ................... 31,035
30,000 Flowserve Corp. ........................ 1,550,700
3,000 General Electric Co. ..................... 565,740
3,574,985
Electric Transmission and Distribution  — 3.8%
Non U.S. Companies
50,000 Algonquin Power & Utilities Corp. ........ 273,208
93,000 Algonquin Power & Utilities Corp., New
York ................................ 506,850
1,300 Boralex Inc., Cl. A ...................... 34,585
28,000 Enel Chile SA, ADR ..................... 78,120
11,000 Fortis Inc. ............................. 499,797
650 Fortis Inc., New York .................... 29,536
9,600 Landis+Gyr Group AG ................... 891,546
700 Orsted AS† ............................ 46,537
18,000 Redeia Corp. SA ........................ 350,041
U.S. Companies
500 CenterPoint Energy Inc. ................. 14,710
1,500 Consolidated Edison Inc. ................ 156,195
700 Sempra ............................... 58,541
32,500 Twin Disc Inc. .......................... 405,925
5,500 Unitil Corp. ............................ 333,190
13,700 WEC Energy Group Inc. ................. 1,317,666
4,996,447
Energy and Utilities: Integrated  — 28.8%
Non U.S. Companies
140,000 A2A SpA .............................. 323,214
10,000 Chubu Electric Power Co. Inc. ........... 116,959
152,000 Datang International Power Generation Co.
Ltd., Cl. H ........................... 31,284
2,000 E.ON SE ............................... 29,732
14,000 E.ON SE, ADR .......................... 209,230
17,615 EDP SA ................................ 80,433
Shares
Market
Value
9,000 EDP SA, ADR .......................... $ 412,380
14,500 Electric Power Development Co. Ltd. ..... 241,625
36,500 Emera Inc. ............................. 1,438,194
10,000 Endesa SA ............................. 218,511
157,000 Enel SpA .............................. 1,253,936
4,000 Eni SpA ............................... 60,920
7,000 Eni SpA, ADR .......................... 212,170
225,000 Hera SpA .............................. 897,143
15,000 Hokkaido Electric Power Co. Inc. ......... 100,744
22,000 Hokuriku Electric Power Co. ............. 141,559
560,000 Huaneng Power International Inc., Cl. H .. 343,614
189,600 Iberdrola SA ........................... 2,931,530
35,000 Korea Electric Power Corp., ADR† ........ 271,600
23,000 Kyushu Electric Power Co. Inc. .......... 250,043
12,000 Shikoku Electric Power Co. Inc. .......... 106,245
10,000 The Chugoku Electric Power Co. Inc. ..... 67,977
14,000 The Kansai Electric Power Co. Inc. ....... 230,858
10,000 Tohoku Electric Power Co. Inc. ........... 95,391
1,800 Verbund AG ............................ 149,273
U.S. Companies
1,200 ALLETE Inc. ........................... 77,028
600 Alliant Energy Corp. .................... 36,414
17,300 Ameren Corp. .......................... 1,513,058
21,100 American Electric Power Co. Inc. ......... 2,164,860
15,200 Avangrid Inc. .......................... 544,008
21,500 Avista Corp. ........................... 833,125
200 Badger Meter Inc. ...................... 43,682
600 Black Hills Corp. ........................ 36,672
10,000 Dominion Energy Inc. ................... 577,900
1,000 DTE Energy Co. ........................ 128,410
10,500 Duke Energy Corp. ..................... 1,210,650
450 Entergy Corp. .......................... 59,225
2,000 Eos Energy Enterprises Inc.† ............ 5,940
17,000 Evergy Inc. ............................ 1,054,170
18,100 Eversource Energy ...................... 1,231,705
380,000 Gulf Coast Ultra Deep Royalty Trust† ..... 5,035
8,000 Hawaiian Electric Industries Inc.† ........ 77,440
7,200 MGE Energy Inc. ....................... 658,440
20,080 NextEra Energy Inc. ..................... 1,697,362
36,000 NiSource Inc. .......................... 1,247,400
11,000 Northwestern Energy Group Inc. ......... 629,420
34,000 OGE Energy Corp. ...................... 1,394,680
10,000 Otter Tail Corp. ......................... 781,600
14,500 PG&E Corp. ............................ 286,665
14,000 Pinnacle West Capital Corp. ............. 1,240,260
40,000 Portland General Electric Co. ............ 1,916,000
9,900 PPL Corp. ............................. 327,492
14,500 Public Service Enterprise Group Inc. ..... 1,293,545
120,000 The AES Corp. ......................... 2,407,200
17,750 The Southern Co. ....................... 1,600,695
25,500 TXNM Energy Inc. ...................... 1,116,135

The Gabelli Global Utility & Income Trust
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
ENERGY AND UTILITIES (Continued)
Energy and Utilities: Integrated (Continued)
U.S. Companies (Continued)
18,000 Xcel Energy Inc. ........................ $ 1,175,400
37,586,181
Environmental Services  — 0.4%
Non U.S. Companies
2,500 Cia de Saneamento Basico do Estado de
Sao Paulo SABESP, ADR .............. 41,350
13,800 Veolia Environnement SA ................ 453,471
U.S. Companies
2,640 SkyWater Technology Inc.† .............. 23,971
518,792
Independent Power Producers and Energy
Traders  — 0.6%
Non U.S. Companies
1,500 Atlantica Sustainable Infrastructure plc ... 32,970
U.S. Companies
2,000 NRG Energy Inc. ....................... 182,200
5,000 Vistra Corp. ............................ 592,700
807,870
Machinery  — 0.2%
Non U.S. Companies
50 Accelleron Industries AG ................ 2,590
1,750 Accelleron Industries AG, ADR ........... 90,405
U.S. Companies
12,000 Innovex International Inc.† .............. 176,160
269,155
Natural Gas Integrated  — 4.1%
Non U.S. Companies
80,000 Snam SpA ............................. 407,057
900 TC Energy Corp. ........................ 42,795
U.S. Companies
500 DT Midstream Inc. ...................... 39,330
32,000 Kinder Morgan Inc. ..................... 706,880
62,000 National Fuel Gas Co. ................... 3,757,820
4,000 ONEOK Inc. ............................ 364,520
5,318,402
Natural Gas Utilities  — 4.2%
Non U.S. Companies
1,000 Engie SA .............................. 17,271
9,500 Engie SA, ADR ......................... 164,730
16,000 Italgas SpA ............................ 96,710
125,730 National Grid plc ....................... 1,731,376
6,500 National Grid plc, ADR .................. 452,855
Shares
Market
Value
U.S. Companies
6,000 Atmos Energy Corp. .................... $ 832,260
1,300 Chesapeake Utilities Corp. ............... 161,421
1,000 ONE Gas Inc. .......................... 74,420
10,000 RGC Resources Inc. .................... 225,700
21,500 Southwest Gas Holdings Inc. ............ 1,585,840
2,000 Spire Inc. .............................. 134,580
5,477,163
Natural Resources  — 1.0%
Non U.S. Companies
14,000 Cameco Corp. .......................... 668,640
100 Linde plc .............................. 47,686
U.S. Companies
6,800 APA Corp. ............................. 166,328
2,000 Diamondback Energy Inc. ............... 344,800
1,227,454
Oil  — 1.2%
Non U.S. Companies
14,000 BP plc, ADR ........................... 439,460
10,000 Petroleo Brasileiro SA, ADR ............. 144,100
16,000 PrairieSky Royalty Ltd. .................. 325,217
7,200 Shell plc, ADR ......................... 474,840
U.S. Companies
1,000 ConocoPhillips ......................... 105,280
1,488,897
Services  — 4.7%
Non U.S. Companies
31,200 ABB Ltd., ADR ......................... 1,807,104
23,000 Enbridge Inc. .......................... 934,030
3,600 First Sensor AG ........................ 239,639
U.S. Companies
26,500 AZZ Inc. ............................... 2,189,165
20,000 Halliburton Co. ......................... 581,000
12,500 MDU Resources Group Inc. ............. 342,625
6,093,563
Water  — 1.8%
Non U.S. Companies
4,700 Consolidated Water Co. Ltd. ............. 118,487
40,000 Fluence Corp. Ltd.† ..................... 2,544
31,500 Severn Trent plc ........................ 1,112,650
35,000 United Utilities Group plc ................ 489,223
U.S. Companies
500 Artesian Resources Corp., Cl. A .......... 18,590
5,000 California Water Service Group .......... 271,100
6,500 Essential Utilities Inc. ................... 250,705
1,000 Middlesex Water Co. .................... 65,240

The Gabelli Global Utility & Income Trust
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
ENERGY AND UTILITIES (Continued)
Water (Continued)
U.S. Companies (Continued)
1,000 SJW Group ............................ $ 58,110
2,386,649
TOTAL ENERGY AND UTILITIES ....... 71,340,824
..............................................................................
OTHER  — 26.8%
Aerospace  — 1.1%
Non U.S. Companies
100,000 Rolls-Royce Holdings plc† .............. 704,840
U.S. Companies
10,000 AAR Corp.† ............................ 653,600
1,358,440
Automotive  — 1.6%
Non U.S. Companies
350 Ferrari NV ............................. 164,538
85,000 Iveco Group NV ........................ 853,263
32,800 Traton SE .............................. 1,073,433
U.S. Companies
500 General Motors Co. ..................... 22,420
2,113,654
Building and Construction  — 0.8%
Non U.S. Companies
500 Acciona SA ............................ 70,963
1,000 CRH plc ............................... 92,740
1,400 Sika AG ............................... 463,331
U.S. Companies
2,200 Arcosa Inc. ............................ 208,472
200 Herc Holdings Inc. ...................... 31,886
2,500 Knife River Corp.† ...................... 223,475
1,090,867
Business Services  — 0.8%
Non U.S. Companies
46,500 JCDecaux SE† ......................... 1,040,406
Computer Hardware  — 0.0%
U.S. Companies
300 Dell Technologies Inc., Cl. C ............. 35,562
Computer Software and Services  — 0.5%
Non U.S. Companies
550 Check Point Software Technologies Ltd.† . 106,045
7,500 Prosus NV ............................. 327,767
U.S. Companies
150 Global Payments Inc. ................... 15,363
2,100 Kyndryl Holdings Inc.† .................. 48,258
Shares
Market
Value
3,800 N-able Inc.† ........................... $ 49,628
500 Oracle Corp. ........................... 85,200
3,500 SolarWinds Corp. ...................... 45,675
677,936
Consumer Products  — 0.4%
Non U.S. Companies
15,000 Essity AB, Cl. B ......................... 468,055
3,000 Salvatore Ferragamo SpA ............... 23,143
491,198
Consumer Services  — 0.5%
U.S. Companies
200 Amazon.com Inc.† ..................... 37,266
23,500 Matthews International Corp., Cl. A ....... 545,200
582,466
Diversified Industrial  — 0.6%
Non U.S. Companies
1,300 Velan Inc.† ............................ 7,882
U.S. Companies
500 Corning Inc. ........................... 22,575
100 Roper Technologies Inc. ................ 55,644
19,500 Trinity Industries Inc. ................... 679,380
765,481
Electronics  — 2.4%
Non U.S. Companies
40,000 Kyocera Corp. .......................... 461,994
1,000 Signify NV ............................. 23,554
22,000 Sony Group Corp., ADR ................. 2,124,540
U.S. Companies
1,500 Advanced Micro Devices Inc.† ........... 246,120
800 Axcelis Technologies Inc.† .............. 83,880
2,817 Kimball Electronics Inc.† ................ 52,143
1,000 Proto Labs Inc.† ....................... 29,370
50 Texas Instruments Inc. .................. 10,328
100 Universal Display Corp. ................. 20,990
3,052,919
Entertainment  — 1.3%
Non U.S. Companies
210,000 Grupo Televisa SAB, ADR ............... 537,600
24,000 Manchester United plc, Cl. A† ........... 388,320
41,000 Ollamani SAB† ......................... 77,377
U.S. Companies
18,000 Fox Corp., Cl. B ........................ 698,400
5,000 Warner Bros Discovery Inc.† ............ 41,250
1,742,947
Financial Services  — 4.9%
Non U.S. Companies
1,125 Brookfield Asset Management Ltd., Cl. A .. 53,201

The Gabelli Global Utility & Income Trust
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
OTHER (Continued)
Financial Services (Continued)
Non U.S. Companies (Continued)
4,500 Brookfield Corp. ........................ $ 239,175
55,000 Commerzbank AG ...................... 1,011,714
10,500 Janus Henderson Group plc ............. 399,735
7,000 Kinnevik AB, Cl. A ...................... 57,133
135,000 Orascom Financial Holding SAE† ......... 962
100,000 Resona Holdings Inc. ................... 694,103
27,000 UBS Group AG ......................... 834,570
20,000 UBS Group AG ......................... 615,821
U.S. Companies
7,000 AllianceBernstein Holding LP ............ 244,230
5,500 Bank of America Corp. .................. 218,240
15,500 The Bank of New York Mellon Corp. ...... 1,113,830
600 The Goldman Sachs Group Inc. .......... 297,066
20,000 UGI Corp. .............................. 500,400
2,500 Wells Fargo & Co. ...................... 141,225
6,421,405
Food and Beverage  — 5.6%
Non U.S. Companies
100 Chocoladefabriken Lindt & Spruengli AG .. 1,289,065
30,000 Davide Campari-Milano NV .............. 253,798
7,300 Diageo plc, ADR ........................ 1,024,482
5,400 Fomento Economico Mexicano SAB de CV,
ADR ................................ 533,034
6,000 Heineken NV ........................... 531,908
1,300 Kerry Group plc, Cl. A ................... 128,068
20,000 Kikkoman Corp. ........................ 226,544
50,000 Maple Leaf Foods Inc. .................. 818,884
10,000 Nestlé SA .............................. 1,003,840
2,000 Pernod Ricard SA ...................... 301,886
2,000 Remy Cointreau SA ..................... 155,507
10,000 Yakult Honsha Co. Ltd. .................. 230,927
U.S. Companies
10,000 McCormick & Co. Inc., Non-Voting ....... 823,000
7,320,943
Health Care  — 0.7%
U.S. Companies
31,000 Pfizer Inc. ............................. 897,140
Hotels and Gaming  — 0.7%
Non U.S. Companies
150,000 Genting Singapore Ltd. ................. 102,120
350,000 Mandarin Oriental International Ltd. ...... 595,000
350,000 The Hongkong & Shanghai Hotels Ltd. ... 257,980
955,100
Shares
Market
Value
Machinery  — 1.4%
Non U.S. Companies
165,000 CNH Industrial NV ...................... $ 1,831,500
Metals and Mining  — 0.6%
U.S. Companies
14,500 Freeport-McMoRan Inc. ................. 723,840
Semiconductors  — 0.1%
U.S. Companies
890 Broadcom Inc. ......................... 153,525
Specialty Chemicals  — 2.4%
Non U.S. Companies
3,600 Axalta Coating Systems Ltd.† ............ 130,284
530 Givaudan SA ........................... 2,905,654
U.S. Companies
1,200 Rogers Corp.† ......................... 135,612
3,171,550
Transportation  — 0.4%
U.S. Companies
4,000 GATX Corp. ............................ 529,800
TOTAL OTHER .................... 34,956,679
..............................................................................
COMMUNICATIONS  — 17.2%
Cable and Satellite  — 3.5%
Non U.S. Companies
13,000 Cogeco Inc. ............................ 575,001
100,000 ITV plc ................................ 107,023
50,000 Liberty Latin America Ltd., Cl. A† ........ 479,000
3,632 Liberty Latin America Ltd., Cl. C† ........ 34,468
1,500 Naspers Ltd., Cl. N ..................... 364,193
42,000 Rogers Communications Inc., Cl. B ....... 1,688,820
U.S. Companies
200 Charter Communications Inc., Cl. A† ..... 64,816
14,500 Comcast Corp., Cl. A .................... 605,665
5,700 EchoStar Corp., Cl. A† .................. 141,474
168 Liberty Broadband Corp., Cl. B† .......... 12,960
83,500 WideOpenWest Inc.† ................... 438,375
4,511,795
Telecommunications  — 11.0%
Non U.S. Companies
37,000 BCE Inc. ............................... 1,287,600
105,000 BT Group plc, Cl. A ..................... 207,622
34,000 Deutsche Telekom AG ................... 998,785
56,000 Deutsche Telekom AG, ADR ............. 1,648,080
17,500 Eurotelesites AG† ...................... 93,115
11,000 Itissalat Al-Maghrib ..................... 97,957
460,000 Koninklijke KPN NV ..................... 1,878,708

The Gabelli Global Utility & Income Trust
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Telecommunications (Continued)
Non U.S. Companies (Continued)
31,000 Liberty Global Ltd., Cl. A† ............... $ 654,410
42,000 Liberty Global Ltd., Cl. C† ............... 907,620
80,000 Orange Belgium SA† .................... 1,319,751
5,000 Orange SA, ADR ........................ 57,400
27,000 Orascom Investment Holding, GDR†(a) ... 378
60,000 Pharol SGPS SA† ...................... 2,952
16,000 Proximus SA ........................... 124,673
1,100 Swisscom AG .......................... 718,083
200,000 Telecom Italia SpA† ..................... 55,546
17,000 Telefonica Brasil SA, ADR ............... 174,590
225,000 Telefonica Deutschland Holding AG ....... 537,234
80,000 Telefonica SA, ADR ..................... 388,800
70,000 Telekom Austria AG ..................... 685,700
53,000 Telesat Corp.† .......................... 698,010
5,000 TELUS Corp. ........................... 83,885
10,000 VEON Ltd., ADR† ....................... 304,200
U.S. Companies
4,000 AT&T Inc. .............................. 88,000
1,000 Cisco Systems Inc. ..................... 53,220
100 Motorola Solutions Inc. ................. 44,963
7,000 Shenandoah Telecommunications Co. .... 98,770
15,000 Telephone and Data Systems Inc. ........ 348,750
1,000 T-Mobile US Inc. ....................... 206,360
14,500 Verizon Communications Inc. ............ 651,195
14,416,357
Wireless Communications  — 2.7%
Non U.S. Companies
3,000 America Movil SAB de CV, ADR .......... 49,080
5,000 Infrastrutture Wireless Italiane SpA ....... 61,502
33,000 Millicom International Cellular SA, SDR† .. 896,173
5,400 SK Telecom Co. Ltd., ADR ............... 128,358
28,000 Turkcell Iletisim Hizmetleri A/S, ADR ..... 192,640
118,000 Vodafone Group plc, ADR ............... 1,182,360
U.S. Companies
6,000 Anterix Inc.† ........................... 225,960
14,000 United States Cellular Corp.† ............ 765,100
1,600 Vimeo Inc.† ............................ 8,080
3,509,253
TOTAL COMMUNICATIONS ........... 22,437,405
..............................................................................
TOTAL COMMON STOCKS ........... 128,734,908
Shares
Market
Value
CLOSED-END FUNDS — 0.0%
10,000 Altaba Inc., Escrow† .................... $ 14,250
..............................................................................
RIGHTS — 0.0%
OTHER  — 0.0%
Health Care  — 0.0%
Non U.S. Companies
17,029 Ipsen SA/Clementia, CVR†(a) ............ 0
..............................................................................
WARRANTS — 0.0%
ENERGY AND UTILITIES  — 0.0%
Natural Resources  — 0.0%
U.S. Companies
1,500 Occidental Petroleum Corp., expire
08/03/27† ........................... 44,580
..............................................................................
OTHER  — 0.0%
Diversified Industrial  — 0.0%
Non U.S. Companies
1,250 SDCL EDGE Acquisition Corp., expire
12/31/28† ........................... 125
..............................................................................
TOTAL WARRANTS ................. 44,705
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 1.2%
$ 1,600,000 U.S. Treasury Bills,
4.540% to 4.931%††, 12/05/24 to
12/26/24 ............................ 1,585,110
..............................................................................
TOTAL INVESTMENTS — 100.0%
(Cost $91,960,864) ..................... $ 130,378,973
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
GDR Global Depositary Receipt
SDR Swedish Depositary Receipt

The Gabelli Global Utility & Income Trust
Schedule of Investments (Continued) — September 30, 2024 (Unaudited)
Geographic Diversification
% of Total
Investments
Market
Value
North America ...................... 55.7% $ 72,630,510
Europe .............................. 36.8 48,020,407
Japan ............................... 3.9 5,089,509
Asia/Pacific ......................... 1.9 2,421,319
Latin America ....................... 1.3 1,753,738
South Africa ......................... 0.3 364,193
Africa/Middle East ................... 0.1 99,297
Total Investments ................... 100.0% $ 130,378,973